Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Interest and dividend receivable excluded from fair value of pension plan assets	$ 44	$ 39
Accruals for pension administration expense excluded from fair value of pension plan assets	5	5
Taxes payable excluded from pension plan assets fair value	2	2
Receivable to participants excluded from pension plan assets fair value	3
Sale of investments receivable excluded from fair value of pension plan assets	4	6
Payable to participants excluded from pension plan assets fair value		4
Purchase of investments payable excluded from fair value of pension plan assets	2	3
Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	7,863	8,615
Total fair value of plan liabilities	1	1
Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	1
Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,341	1,958
Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	233	144
Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	116	86
Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	2
Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	139	167
Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,906	3,670
Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,044	2,491
Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	84	97
Level 1 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,074	3,723
Total fair value of plan liabilities	0	0
Level 1 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 1 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	233	144
Level 1 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	139	167
Level 1 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,702	3,412
Level 1 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,474	2,955
Total fair value of plan liabilities	1	1
Level 2 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	1
Level 2 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	26	21
Level 2 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	116	86
Level 2 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	2
Level 2 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	204	258
Level 2 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,044	2,491
Level 2 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	84	97
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,315	1,937	$ 1,429
Level 3 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,315	1,937
Total fair value of plan liabilities	0	0
Level 3 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 3 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,315	1,937
Level 3 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0